Classification of Financial Instruments - Classification of comprehensive income (loss) from financial instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income, expense, gains or losses of financial instruments
Interest income	₩ 268,118	₩ 223,767	₩ 206,143
Dividends income	13,838	12,777	11,477
Impairment of available-for-sale financial assets	0	0	(2,713)
Gain (loss) on valuation of derivatives	317,350	153,203	(874,667)
Gain (loss) on valuation of financial assets	32,233	25,430
Interest expense of trade and other payables	(94,019)	(42,830)	(57,160)
Interest expense of others	(558,464)	(505,112)	(491,665)
Cash and Cash Equivalents
Income, expense, gains or losses of financial instruments
Interest income	42,861	40,704	35,474
Financial assets available-for-sale
Income, expense, gains or losses of financial instruments
Dividends income			11,477
Impairment of available-for-sale financial assets			(2,713)
Gain (loss) on disposal of available-for-sale financial assets			(1,213)
Financial assets at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Interest income	29,411	21,713	290
Gain (loss) on valuation of derivatives	151,604	34,117	(214,100)
Gain (loss) on transaction of derivatives	63,329	39,114	(37,266)
Gain (loss) on valuation of financial assets	1,062	1,879	12
Gain on disposal of financial assets	1,760	1,837
Financial assets at fair value through other comprehensive income
Income, expense, gains or losses of financial instruments
Dividends income	13,838	12,777
Financial assets at amortized cost
Income, expense, gains or losses of financial instruments
Interest income	539	89
Loans and receivables
Income, expense, gains or losses of financial instruments
Interest income	63,448	21,925	30,014
Trade and other receivables
Income, expense, gains or losses of financial instruments
Interest income	69,941	90,390	102,727
Held-to-maturity investments
Income, expense, gains or losses of financial instruments
Interest income			82
Short-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income	49,070	41,025	29,412
Long-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income	12,794	7,920	8,144
Other financial assets
Income, expense, gains or losses of financial instruments
Interest income	54	1
Derivative assets (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	123,730	69,799	(41,129)
Gain (loss) on transaction of derivatives	65,651	34,152	(58,299)
Gain (loss) on valuation of derivatives (equity, before tax)	38,305	8,600	2,453
Financial liabilities carried at amortized cost
Income, expense, gains or losses of financial instruments
Interest expense of borrowings and debt securities	(1,394,328)	(1,320,516)	(1,240,727)
Interest expense of trade and other payables	(94,019)	(42,830)	(57,160)
Interest expense of others	(558,464)	(505,112)	(491,665)
Loss on retirement of financial liabilities			(5)
Gain (loss) on foreign currency transactions and translations	(406,175)	(356,159)	1,075,215
Financial liabilities at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	27,686	(4,650)	(179,879)
Gain (loss) on transaction of derivatives	(493)	36,046	(27,175)
Derivative liabilities (using hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	14,330	53,937	(439,559)
Gain (loss) on transaction of derivatives	(42,072)	37,985	(46,221)
Gain (loss) on valuation of derivatives (equity, before tax)	₩ (2,578)	₩ (15,029)	₩ 29,431